Trade and Other Payables	12 Months Ended
Jun. 30, 2021
Trade and Other Payables
18. Trade and other payables

18. Trade and other payables

The following table shows the amounts of trade and other payables as of June 30, 2021 and 2020:

	06.30.21	06.30.20
Rent and service payments received in advance	1,360	1,873
Admission rights	1,080	1,528
Accrued invoices	395	393
Trade payables	664	444
Tenant deposits	87	150
Payments received in advance	272	47
Total trade payables	3,858	4,435
Tax payable	632	175
Others	218	236
Other payments received in advance to be accrued	78	105
Tax payment plans	7	12
Total other payables	935	528
Related parties (Note 30)	504	2,246
Total trade and other payables	5,297	7,209
Non-current	1,321	1,860
Current	3,976	5,349
Total	5,297	7,209

The fair value of currents trade and other payables approximate their respective book values due to theirs short-term nature. The fair values of non-current trade and other payables approximate their book values, as the impact of the discount is not significant.